Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
	Mar. 20, 2018	Oct. 21, 2019	Mar. 20, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary Of Significant Accounting Policies [Line Items]
Variable Interest Entity, consolidated				100.00%
Performance obligation term				estimated revenue expected to be recognized in the future related to performance obligations that are unsatisfied, or partially unsatisfied, including ongoing time charters, as of December 31, 2019. ASU 2014-09 requires disclosure based on time bands that would be the most appropriate for the duration of the remaining performance obligations. The company uses one year time bands for contracts with up to two years in remaining duration, then up to and more than five years thereafter.
Collateral amount held with swap provider				$ 1,300	$ 200
Share based compensation, vesting period	3 years		3 years	3 years
Foreign currency transaction gain (loss)				$ 800	1,700
Additional operating liabilities, less unamortized lease incentives				7,507
ROU assets				6,781
Sale value of property		$ 77,500
Proceeds from sale of property in value to sale value		$ 69,750
Proceeds from sale of property in percent to sale value		90.00%
Credit from sale of property in percent to sale value		10.00%
Repayment of secured debt		$ 44,500		1,448	38	$ 2,058
Bareboat charter agreement period		13 years
Operating Lease Cost				$ 1,400	1,300
Operating Lease Remaining Tenure				6 years 6 months
Operating Lease Weighted Average Rate Of Discount				5.56%
Bareboat charter agreement description		the Company entered into a bareboat charter for the vessel for a period of up to 13 years, with purchase options at years 5, 7 and 10
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage				100.00%
Equity Method Investments				$ 130,700
Cash, cash equivalents and restricted cash				66,130	71,515
Deferred income				14,154	8,342
Deferred Revenue Recognized				$ 1,700
Ocean Yield Arora Ltd [Member]
Summary Of Significant Accounting Policies [Line Items]
Equity method investment, ownership percentage				100.00%
Variable Interest Entity, Primary Beneficiary [Member]
Summary Of Significant Accounting Policies [Line Items]
Finance lease right of use asset				$ 44,800
Bareboat charter agreement period				13 years
Cash, cash equivalents and restricted cash				$ 796
2018 Bonds [Member]
Summary Of Significant Accounting Policies [Line Items]
Foreign currency exchange gain on senior secured bonds				$ 1,000	$ 2,400
Enterprise Navigator Ethylene Terminals L.L.C. [Member]
Summary Of Significant Accounting Policies [Line Items]
Equity method investment, ownership percentage				50.00%
UNITED KINGDOM [Member]
Summary Of Significant Accounting Policies [Line Items]
Base Tax rate				19.00%
POLAND [Member]
Summary Of Significant Accounting Policies [Line Items]
Base Tax rate				19.00%
SINGAPORE [Member]
Summary Of Significant Accounting Policies [Line Items]
Base Tax rate				17.00%
MALTA [Member]
Summary Of Significant Accounting Policies [Line Items]
Base Tax rate				35.00%
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Dry dock period					30 months
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Dry dock period					60 months
Cash in a U.S. financial institution, insured by the Federal Deposit Insurance Corporation				$ 300
Cargo Commences [Member]
Summary Of Significant Accounting Policies [Line Items]
Performance obligation amount				1,300	$ 1,500
Voyage Charters [Member]
Summary Of Significant Accounting Policies [Line Items]
Contract Assets				4,400	4,100
Deferred income				3,000	1,700
Time Charters [Member]
Summary Of Significant Accounting Policies [Line Items]
Contract Assets				1,800	600
Deferred income				$ 11,200	$ 6,600
Common Stock [Member]
Summary Of Significant Accounting Policies [Line Items]
Variable Interest Entity, consolidated				49.00%
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage				49.00%
Vessel [Member]
Summary Of Significant Accounting Policies [Line Items]
Useful life of vessels					30 years